Mining interests	12 Months Ended
Dec. 31, 2017
Exploration And Evaluation Of Mineral Resources [Abstract]
Mining interests
Mining interests

	2017	2016
	$	$
Property, plant and equipment (depletable)
Fekola Mine, Mali
Cost	1,094,784	—
Accumulated depreciation and depletion	(35,477)	—
	1,059,307	—
Otjikoto Mine, Namibia
Cost	527,069	481,378
Accumulated depreciation and depletion	(163,153)	(95,698)
	363,916	385,680
Masbate Mine, Philippines
Cost, net of impairment	625,722	517,457
Accumulated depreciation and depletion	(193,925)	(165,224)
	431,797	352,233
Libertad Mine, Nicaragua
Cost, net of impairment	335,651	300,816
Accumulated depreciation and depletion	(263,838)	(226,488)
	71,813	74,328
Limon Mine, Nicaragua
Cost, net of impairment	173,358	151,186
Accumulated depreciation and depletion	(127,740)	(107,255)
	45,618	43,931

Masbate undeveloped mineral interests, net of impairment (non-depletable)	—	60,880

Mine under construction (non-depletable)
Fekola, Mali	—	908,855

Exploration and evaluation properties (non-depletable)
Kiaka, Burkina Faso	69,989	64,907
Mocoa, Colombia	29,041	29,004
Fekola Regional, Mali	17,211	9,326
Toega, Burkina Faso	10,603	4,819
Ondundu, Namibia	5,246	2,130
Other	18,881	13,776
	150,971	123,962
Corporate & other
Office, furniture and equipment, net	711	487
	2,124,133	1,950,356
Investments in joint ventures (accounted for using the equity method)
Gramalote, Colombia, net of impairment	65,830	53,724
	2,189,963	2,004,080

Fekola

On November 30, 2017, management determined that the Fekola Mine achieved commercial production. Effective December 1, 2017, revenues and production costs relating to Fekola gold production were recorded in the statement of operations. Sales proceeds relating to the pre-commercial production period of $100.9 million net of costs of $27.5 million were offset against the amounts capitalized for the Fekola Mine property, plant and equipment.

Prior to commercial production being reached, the Company capitalized interest costs on its borrowings attributable to funds spent on Fekola in the amount of $20.1 million (2016 - $10.7 million). This interest was calculated using an effective interest rate based on the Company’s aggregate borrowings which includes the convertible senior subordinated notes and the revolving credit facility (Note 10).

In 2016, pursuant to applicable mining law, the Company formed a new 100% owned subsidiary company Fekola SA, which now holds the Company’s interest in the Fekola Mine. Upon signing of a shareholder’s agreement between the Company and the State of Mali (the “Fekola Shareholder Agreement”), the Company will contribute a 10% free carried interest to the State of Mali. The State of Mali also has the option to purchase an additional 10% of Fekola SA which it has confirmed its intent to exercise. The Company has signed a mining convention in the form required under the 2012 Mining Code (the “Fekola Convention”) that relates to, among other things, the ownership, permitting, reclamation bond requirements, development, operation and taxation applicable to the Fekola Mine with the State of Mali. In August 2017 the Company finalized certain additional agreements with the State of Mali including the Fekola Shareholders Agreement and an amendment to the Fekola Mining convention to address and clarify certain issues under the 2012 Mining Code. The Fekola Mining Convention, as amended, will govern the procedural and economic parameters pursuant to which the Company will operate the Fekola Mine.

Masbate

As reported by the Company on February 2, 2017, the Department of Natural Resources announced further results of its mining audits of metallic mines in the Philippines and the Masbate Mine was not among the mines announced to be suspended or closed. The Company believes that it continues to be in compliance with Philippine’s laws and regulations.

During the year ended December 31, 2017, the Company reclassified $60.9 million (2016 - $11.8 million) from the Masbate undeveloped mineral interest to the Masbate Mine based on the conversion of undeveloped mineral interests to resource ounces expected to be processed.

Sale of Lynn Lake Royalty

On June 7, 2017, the Company completed the sale of all of its rights, title and interest to a 2% net smelter returns royalty (“NSR”), covering Alamos Gold Inc.’s Lynn Lake properties in Manitoba for Cdn. $9 million in cash upon closing and a further contingent payment of up to Cdn. $6 million due 24 months after the property enters commercial production. The Lynn Lake royalty had been acquired by B2Gold in connection with the acquisition of Central Sun Mining Inc. (“Central Sun”) in March 2009. For accounting purposes, no value of the total purchase price relating to the business combination with Central Sun had been allocated to the NSR, based upon an evaluation of the likely cash flows arising from the NSR. In the period since the original accounting for the business combination the Company previously determined that the NSR did not fulfill the threshold for recognition as an asset as it did not have sufficient assurance over the likelihood of future cash flows from the NSR to record an asset, consistent with the original business combination accounting. As a result, in the second quarter of 2017, the Company recorded a $6.6 million pre-tax gain on disposal of the NSR, net of related transaction costs of $0.1 million. No amount was recorded with respect to the contingent consideration due upon the commencement of commercial production.

Calibre

On December 8, 2016, the Company restructured its 51% interest in a joint operation in Nicaragua with Calibre Mining Corp. In exchange for its 51% interest in the joint operation, the Company received 23.5 million common shares of Calibre valued at $2.1 million and a 1.5% net smelter returns royalty agreement to which no value was assigned. The Company realized a loss of $9.9 million on the sale, which was recorded in the statement of operations for the year ended December 31, 2016.

Chile

During the year ended December 31, 2016, the Company elected not to continue with the Pampa Paciencia and Cerro Barco projects in Chile. As a result, the Company wrote-off expenditures totalling $3.7 million related to these projects during the year ended December 31, 2016.

Other

During the year-ended December 31, 2017, the Company wrote-off $4.2 million relating to other mineral properties in Namibia and Mali.